Intangible assets (Tables)	6 Months Ended
Sep. 30, 2022
Intangible assets and goodwill [abstract]
Summary of changes in intangible assets and goodwill

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of April 1, 2022	487,685	46,025	669,145	10,247	144,224	1,357,326
Additions	—	—	617	454	10,435	11,506
Disposals	—	—	—	—	(971)	(971)
Exchange differences	(3,642)	(15)	(37)	(83)	(638)	(4,415)

Accumulated acquisition values	484,043	46,010	669,725	10,618	153,050	1,363,446

Opening balance as of April 1, 2022	—	(21,624)	(653,403)	(8,347)	(83,916)	(767,290)
Amortization	—	(1,118)	(11,495)	(358)	(9,761)	(22,732)
Disposals	—	—	—	—	598	598
Exchange differences	—	—	9	71	300	380
Accumulated amortization	—	(22,742)	(664,889)	(8,634)	(92,779)	(789,044)

Opening balance as of April 1, 2022	(2,063)	—	—	(498)	(3,449)	(6,010)
Impairment	—	—	—	—	(63)	(63)
Disposals	—	—	—	—	10	10
Exchange differences	(82)	—	—	—	8	(74)
Accumulated impairment	(2,145)	—	—	(498)	(3,494)	(6,137)

Net book value as of September 30, 2022	481,898	23,268	4,836	1,486	56,777	568,265

(EUR thousand)
	Goodwill	Trademarks	Customer relationships	Other intangible assets	Software	Total
Opening balance as of April 1, 2021	477,865	45,974	667,697	9,724	125,810	1,327,070
Acquisition of subsidiaries	7,829	—	—	—	1,236	9,065
Additions	—	—	673	367	8,138	9,178
Disposals	—	—	—	—	(40)	(40)
Reclassifications	—	—	—	94	(94)	—
Exchange differences	(1,552)	(54)	(128)	(93)	(1,247)	(3,074)
Accumulated acquisition values	484,142	45,920	668,242	10,092	133,803	1,342,199

Opening balance as of April 1, 2021	—	(19,387)	(606,140)	(7,338)	(62,891)	(695,756)
Amortization	—	(1,118)	(29,753)	(646)	(10,145)	(41,662)
Disposals	—	—	—	—	6	6
Exchange differences	—	—	33	39	895	967
Accumulated amortization	—	(20,505)	(635,860)	(7,945)	(72,135)	(736,445)

Opening balance as of April 1, 2021	(1,975)	—	—	(498)	(3,462)	(5,935)
Impairment	—	—	—	—	(262)	(262)
Reversal of impairment	—	—	—	—	95	95
Disposal	—	—	—	—	4	4

Exchange differences	5	—	—	—	3	8
Accumulated impairment	(1,970)	—	—	(498)	(3,622)	(6,090)

Net book value as of September 30, 2021	482,172	25,415	32,382	1,649	58,046	599,664

Summary of customer relationships by operating segment	These customer relationships have been split across the operating segments as follows:

(EUR thousand)	As of September 30	As of March 31
Customer relationships	2022	2022	PPA initial valuation
TFSS	—	10,562	610,789
AVPS	2,016	2,112	44,256
Total	2,016	12,674	655,045